UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 59.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	789	$770,685
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	1,350	1,350,000
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	723	721,240
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	272	273,049
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	172	172,298
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	237	189,772
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	4,851	4,516,930
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	328	326,957
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,874	2,829,702
Term Loan, 3.75%, Maturing June 4, 2021	2,438	2,397,527

		$13,548,160

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, Maturing April 4, 2019(2)	3,075	$2,725,372

		$2,725,372

Automotive — 2.3%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	528	$523,919
Allison Transmission, Inc.
Term Loan, 2.92%, Maturing August 7, 2017	326	324,958
Term Loan, 3.75%, Maturing August 23, 2019	5,791	5,733,356
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,746	5,738,393
Term Loan, 3.25%, Maturing December 31, 2018	2,754	2,736,115
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	1,841	1,821,192
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,315	1,307,665
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	5,212	5,180,994
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,759,756
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	1,325	1,327,209
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	3,474	3,461,915
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	3,134	3,095,072
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	960	945,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	3,274	$3,272,058
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,418	1,402,810

		$43,630,847

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing October 3, 2020	1,037	$992,808
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	955,000

		$1,947,808

Brokerage/Securities Dealers/Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	419	$414,151

		$414,151

Building and Development — 0.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,555	$1,510,597
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,937	1,907,875
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	765	759,573
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,995	1,945,482
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,158	1,145,020
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,959	1,935,106
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,604	1,581,384
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	488	487,769
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	678	679,043

		$11,951,849

Business Equipment and Services — 5.0%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	4,450	$4,448,888
Allied Security Holdings, LLC
Term Loan, 4.25%, Maturing February 12, 2021	821	808,948
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,219	1,730,462
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	571	568,547
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	860	793,122
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	1,089	1,062,810
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	977	920,560
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	490	477,803
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	754	744,741
ClientLogic Corporation
Term Loan, 7.48%, Maturing January 30, 2017	1,171	1,141,818
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,265	1,250,379

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		494	$493,752
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,036	1,997,301
Education Management, LLC
Term Loan, 5.25%, Maturing June 1, 2016		1,505	680,925
Term Loan, 9.25%, Maturing March 30, 2018(5)		2,118	958,563
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,665	4,647,137
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,521	2,481,849
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		660	656,919
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		957	953,758
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		146	143,101
Term Loan, 4.00%, Maturing November 6, 2020		572	559,396
Term Loan, 5.03%, Maturing November 6, 2020	CAD	817	686,747
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,646	2,623,048
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,525	1,522,135
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		3,724	3,651,431
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,555	1,553,368
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,518	1,833,794
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	955,000
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,438	3,397,524
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,120	5,094,637
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,448,652
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,652	1,478,148
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,783	1,764,901
National CineMedia, LLC
Term Loan, 2.92%, Maturing November 26, 2019		575	548,646
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		745	748,107
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		7,063	6,992,615
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,341	1,253,484
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	467,500
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		698	683,880
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,192	3,139,715

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		180	$179,124
Term Loan, 4.00%, Maturing March 8, 2020		8,826	8,759,675
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,228	1,228,231
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		5,508	5,442,963
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		1,575	1,575,394
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		127	126,180
Term Loan, 6.25%, Maturing July 28, 2017		648	644,605
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		393	388,579
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	5,338,907

			$92,047,769

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		813	$798,230
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,093	5,028,263
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,650	1,619,824
Term Loan, 3.00%, Maturing January 3, 2021		1,788	1,755,213
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		313	310,593
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,133	1,093,104
Term Loan, 3.75%, Maturing June 30, 2021		1,169	1,146,716
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		979	965,110
Term Loan, 3.75%, Maturing June 30, 2021		648	636,488
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,368	1,368,346
Term Loan, 4.50%, Maturing May 21, 2020		1,582	1,581,654
UPC Financing Partnership
Term Loan, 3.77%, Maturing March 31, 2021	EUR	6,493	7,852,443
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,013,770
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		6,950	6,845,750
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,779,932
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022	EUR	508	603,048
Term Loan, 3.75%, Maturing January 15, 2022	EUR	591	701,670
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	936,098
Term Loan, 3.75%, Maturing January 15, 2022	EUR	837	992,685

			$39,028,937

Chemicals and Plastics — 2.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,202	$1,192,844
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		624	618,909
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		3,620	3,604,785

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,072	$3,977,915
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		888	876,995
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing October 8, 2021		525	519,750
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		673	659,565
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	708,688
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		198	192,908
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		1,198	1,166,934
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,095	2,026,675
Huntsman International, LLC
Term Loan, 2.71%, Maturing April 19, 2017		2,101	2,063,365
Term Loan, 3.75%, Maturing August 12, 2021		2,550	2,513,344
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		7,909	7,698,142
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		397	396,504
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		1,635	1,606,507
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,471	2,452,000
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		748	750,930
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,272	1,544,728
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,277	2,185,920
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	957,500
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020		592	582,850
Term Loan, 5.53%, Maturing June 8, 2020	CAD	1,943	1,659,609
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,234	3,175,788
Solenis International, L.P.
Term Loan, 4.25%, Maturing July 31, 2021		399	391,269
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,297	1,565,864
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		90	90,225
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		510	511,275
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,404	1,380,816
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,458	2,424,564
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,877	3,761,817
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		309	304,031

			$53,563,016

Conglomerates — 0.6%
Bestway UK Holdco Limited
Term Loan, 5.31%, Maturing September 30, 2021	GBP	2,000	$3,129,671
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,374	3,087,107

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,312	$1,586,621
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,413	2,390,927
Term Loan, 5.05%, Maturing December 17, 2019	CAD	408	347,898

			$10,542,224

Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,555	$2,484,251
Term Loan, 3.75%, Maturing January 6, 2021		5,670	5,539,859
Crown Americas, LLC
Term Loan, 1.625%, Maturing October 22, 2021(6)		1,975	1,980,431
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,950	1,930,500
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		547	540,409
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		372	370,549
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		5,072	4,991,859
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		624	617,091

			$18,454,949

Cosmetics/Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		197	$196,793
Term Loan, 4.50%, Maturing September 3, 2021		845	845,146
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,485	1,464,118
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,591	2,422,441

			$4,928,498

Drugs — 1.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,174	$1,168,232
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		775	771,125
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		835	834,782
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		521	506,082
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		1,033	1,028,508
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		1,050	1,050,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,195	2,146,179
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,614	1,601,125
Term Loan, 3.50%, Maturing December 11, 2019		3,432	3,404,605
Term Loan, 3.50%, Maturing August 5, 2020		4,646	4,611,729
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017		3,839	3,812,283

			$20,934,650

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	5,229	$5,087,224
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	1,144	1,144,965

		$6,232,189

Electronics/Electrical — 5.7%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	765	$750,006
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,525	1,464,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	1,139	1,121,138
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	11,119	11,091,327
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	494	482,025
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	3,975	3,915,375
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	943	931,089
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	449	444,947
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	397	397,377
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	1,531	1,520,420
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,314	2,210,867
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	644	632,889
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,314	1,309,666
Term Loan, 4.50%, Maturing April 29, 2020	11,956	11,939,730
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	2,610	2,580,317
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	578	566,529
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	2,027	2,017,193
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	740	726,583
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,035	1,037,921
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,969	2,901,784
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	5,082	5,055,964
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	517	515,077
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,649	8,402,936
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	672	671,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing October 7, 2019	1,500	$1,438,751
Term Loan, 5.25%, Maturing October 7, 2021	1,500	1,446,251
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,893	2,881,708
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(6)	75	74,301
Term Loan, 5.00%, Maturing July 8, 2021	1,070	1,061,832
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,333	1,310,965
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,568	2,536,477
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	599	594,011
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	918	901,996
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	291,000
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	431	429,904
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,500,000
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,177	4,817,818
Sensata Technologies B.V.
Term Loan, 3.25%, Maturing May 12, 2019	1,613	1,613,081
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	1,150	1,135,625
SGS Cayman, L.P.
Term Loan, 6.00%, Maturing April 23, 2021	264	262,374
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	918	915,767
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	517	518,553
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,918	2,869,546
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	680	672,891
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,742	1,722,431
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,144	1,127,086
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,525	1,518,325
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,133	1,127,144
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,166	2,149,383
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	1,194	1,185,970
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,984	1,968,075
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,940	1,917,044
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	936	922,158
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,875	2,897,462

		$106,494,714

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,255,897
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	4,664,550

		$7,920,447

Financial Intermediaries — 2.3%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	650	$641,566
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	771	767,100
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,000	1,000,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,219	3,209,511
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,617	1,557,492
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017	1,000	984,500
Term Loan, 3.67%, Maturing March 23, 2018	4,100	4,023,125
Term Loan, 3.67%, Maturing September 24, 2018	4,650	4,564,268
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,609	1,580,597
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,609	3,584,412
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	543	535,736
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	965	934,728
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	1,231	1,165,070
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,948	3,893,736
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	648	644,489
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	659	653,591
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,525	1,414,750
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	174	174,549
Term Loan, 6.25%, Maturing September 4, 2018	913	918,005
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	4,409	4,151,927
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	1,959	1,947,613
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,282	1,258,560
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	866	864,084
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,064	1,868,068

		$42,337,477

Food Products — 2.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	4,330	$4,308,159
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	3,795	3,652,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,369	$1,355,869
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	950	1,145,824
Term Loan, 3.50%, Maturing July 23, 2021		2,875	2,810,312
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,034	1,032,311
CSM Bakery Solutions, LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,185	1,164,268
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,716	1,578,539
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		248	246,368
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,134	2,115,328
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		11,052	11,006,673
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,117	1,104,001
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,628,139
Term Loan, 3.75%, Maturing September 18, 2020		1,975	1,950,905
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,246,495
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		839	815,873
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		746	744,651

			$46,906,440

Food Service — 1.5%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		137	$135,383
Term Loan, 3.67%, Maturing July 26, 2016		246	243,177
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		347	345,417
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		121	96,423
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		968	945,109
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,157	1,139,896
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,290	1,554,599
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,258	3,187,781
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,562	2,550,132
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		681	663,731
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		658	651,955
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		908	871,521
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		320	309,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	7,708	$7,673,904
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	7,565	5,867,797
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	2,055	2,041,732

		$28,277,744

Food/Drug Retailers — 1.3%
Albertson’s Holdings, LLC
Term Loan, 4.00%, Maturing August 25, 2019	2,975	$2,966,075
Term Loan, 4.50%, Maturing August 25, 2021	1,200	1,202,250
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	1,364	1,357,967
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	6,365	6,162,397
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,397	1,378,608
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	464	463,715
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	5,743	5,732,122
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	553,094
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,245	4,179,868

		$23,996,096

Health Care — 6.8%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,397	$1,387,772
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	4,240	4,215,368
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,404	1,389,595
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	1,989	1,988,839
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	796	793,015
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	5,266	5,277,508
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	515	514,596
Auris Luxembourg II S.A.
Term Loan, Maturing December 31, 2021(2)	1,000	998,750
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	5,786	5,768,719
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	618,345
Capella Healthcare, Inc.
Term Loan, Maturing December 10, 2021(2)	1,000	995,000
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	598	591,759
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	175,450
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	2,203	2,182,759

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		1,919	$1,910,784
Term Loan, 4.25%, Maturing January 27, 2021		8,381	8,375,514
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,390	1,377,346
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		1,347	1,326,426
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		4,229	4,194,768
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		1,429	1,400,466
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,234	4,195,716
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		534	528,680
Term Loan, 4.25%, Maturing August 30, 2020		1,786	1,768,618
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		3,772	3,776,665
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021		6,253	6,177,717
HCA, Inc.
Term Loan, 3.01%, Maturing May 1, 2018		2,125	2,111,168
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,182	1,178,212
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		3,253	3,229,018
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,249	1,245,758
Term Loan, 7.75%, Maturing May 15, 2018		3,116	3,105,974
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,169	1,138,071
Term Loan, 4.50%, Maturing March 11, 2021	EUR	398	481,480
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		1,965	1,911,084
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		6,774	6,711,952
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		2,459	2,372,666
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		2,010	1,972,547
Term Loan, 3.50%, Maturing March 19, 2021		1,496	1,475,210
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		418	415,704
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		4,254	4,239,005
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		1,351	1,310,758
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		982	972,584
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		695	679,552
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		3,948	3,930,476
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,153	2,135,083
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		4,179	4,118,927
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		3,479	3,465,084

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,741	$1,721,008
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		1,904	1,893,829
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		2,017	2,012,082
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		1,477	1,474,743
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		903	894,322
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		225	221,062
Term Loan, 3.75%, Maturing June 1, 2018		1,225	1,194,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		1,404	1,391,764
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,500	1,447,500
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,784	1,737,243
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		2,199	2,168,319

			$126,286,735

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		323	$311,676
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		3,459	3,421,233
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		2,196	2,168,140

			$5,901,049

Industrial Equipment — 1.7%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		368	$364,381
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,326	1,289,900
Delachaux S.A.
Term Loan, 5.25%, Maturing September 25, 2021		750	748,125
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,354	1,347,393
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,003,750
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,148	2,018,609
Term Loan, 4.75%, Maturing July 30, 2020	EUR	469	552,927
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,886	1,829,420
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,661	3,564,925
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		900	870,750
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		1,898	1,850,684
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		887	886,588
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		845	842,515

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,542	$6,416,250
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,583	1,523,958
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,201	1,193,069
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		397	391,045
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		847	832,917
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	2,095	2,541,089
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		633	627,830
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		571	567,121

			$31,263,246

Insurance — 2.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		3,205	$3,164,119
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,029	5,016,502
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		10,210	10,086,943
Term Loan, 4.25%, Maturing July 8, 2020		1,133	1,101,599
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,375	1,371,563
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		1,578	1,460,083
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		4,743	4,636,202
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		2,398	2,345,270
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		572	557,895
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		3,530	3,438,655
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		3,882	3,816,355

			$36,995,186

Leisure Goods/Activities/Movies — 2.2%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020		3,665	$3,659,621
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		1,650	1,612,753
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		2,000	1,970,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		4,582	4,502,096
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		221	217,468
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020		2,442	2,410,240
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020		183	181,863
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		1,190	1,171,803
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020		2,122	2,109,129

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		444	$442,054
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		1,026	1,002,656
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		6,991	6,912,189
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		1,866	1,837,641
Regal Cinemas, Inc.
Term Loan, 2.70%, Maturing August 23, 2017		871	856,775
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,421	1,402,349
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,313	2,197,051
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		544	38,110
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		2,133	2,067,912
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 16, 2020		1,541	1,113,676
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,160	1,119,702
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,455	3,316,341

			$40,141,429

Lodging and Casinos — 2.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		1,553	$1,541,683
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,616	3,595,146
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		975	967,687
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		560	552,092
Caesars Entertainment Operating Company
Term Loan, 6.99%, Maturing March 1, 2017(5)		1,594	1,408,444
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,523	2,507,944
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,100,000
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	2,775	4,321,256
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		178	176,975
Term Loan, 5.50%, Maturing November 21, 2019		416	412,941
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		7,845	7,764,979
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,399	1,384,287
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		6,395	6,254,924
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		853	844,563
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		593	583,613

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	871	$871,169
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,158	4,108,624
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	494	486,035

		$40,882,362

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	909	$737,274
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,024	2,514,460
Fairmount Minerals Ltd.
Term Loan, 3.81%, Maturing March 15, 2017	494	456,719
Term Loan, 4.50%, Maturing September 5, 2019	2,493	2,271,105
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,811	1,748,369
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,021	980,280
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,232	3,206,792
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	509	469,322
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	814,000
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	475,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	2,441,928

		$16,115,249

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,712	$2,481,337
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	2,898,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,997	1,887,155
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,297	1,293,508
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,010	954,716
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,397	1,132,910
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,139,500
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,309	1,244,546
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	644,437
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,414	1,152,665
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,662	6,382,518
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	543	538,544
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	687	682,318

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,122	$931,416
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,502,583
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,677	4,433,464
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	697	590,284
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	38,424
Term Loan, 4.25%, Maturing December 16, 2020	127	103,028
Term Loan, 4.25%, Maturing December 16, 2020	914	740,638
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	262	229,172
Term Loan, 4.25%, Maturing October 1, 2019	429	375,197
Term Loan, 4.25%, Maturing October 1, 2019	3,236	2,831,497
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,458	1,427,177
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,952	2,740,845

		$39,375,879

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,687	$1,678,814
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	9,041	8,377,533
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	2,090	2,079,575
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,589	8,223,988
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	841	838,039
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	763	762,985
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	422	409,422
Nelson Education, Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(7)	582	477,640
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	765	761,486
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	900	897,375
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,296	2,267,324

		$26,774,181

Radio and Television — 1.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	571	$569,978
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	599	589,522
Block Communications, Inc.
Term Loan, 5.75%, Maturing October 21, 2021	299	298,502
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016	5	4,732
Term Loan, 6.92%, Maturing January 30, 2019	566	534,953
Term Loan, 7.67%, Maturing July 30, 2019	1,682	1,616,943

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,477	$5,308,858
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		419	417,628
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		1,815	1,760,550
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		334	329,439
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,802	1,784,101
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		935	926,098
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,061	1,050,210
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		895	886,057
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		516	502,929
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,211	1,187,263
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	787,875
Tyrol Acquisitions 2 SAS
Term Loan, 4.02%, (3.02% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	717	856,966
Term Loan, 4.02%, (3.02% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	717	856,966
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,607	6,475,291

			$26,744,861

Retailers (Except Food and Drug) — 3.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,887	$2,865,403
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	475	731,161
Term Loan, 4.31%, Maturing April 28, 2020	GBP	375	580,457
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		8,725	8,728,891
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,159	3,115,750
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021		648	642,702
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,623	4,499,907
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		669	634,536
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		709	698,979
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,308	1,307,129
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,633	1,636,391
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,831	3,610,482
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,024	3,923,383
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,895	1,888,143
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,965	3,897,722
Term Loan, 4.00%, Maturing January 28, 2020		1,322	1,305,166

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,420	$5,317,214
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,622	2,569,332
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		490	486,631
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,390	2,366,302
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		298	248,621
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		672	668,267
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,725	2,733,516
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		670	655,701
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,977	1,949,724
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,450	2,348,155
Vivarte SA
Term Loan, 11.02%, (4.02% Cash, 7.00% PIK), Maturing July 24, 2019(8)	EUR	780	845,252
Term Loan, 5.02%, (1.27% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	1,207	437,989
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		591	556,201

			$61,249,107

Steel — 0.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,539	$7,801,072
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,343	1,318,089
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,158	2,139,576
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		644	615,347

			$11,874,084

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		3,226	$3,150,286
Term Loan, 3.75%, Maturing March 11, 2018		1,000	995,000
Term Loan, 4.00%, Maturing March 11, 2018		2,916	2,877,841
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		2,084	1,844,561
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,563	1,546,774

			$10,414,462

Telecommunications — 1.8%
Arris Group, Inc.
Term Loan, 3.25%, Maturing April 17, 2020		1,039	$1,026,133
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		442	438,441
Crown Castle Operating Company
Term Loan, 3.00%, Maturing January 31, 2021		1,568	1,543,480
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		10,100	9,977,961

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	1,393	$1,387,776
Sable International Finance Limited
Term Loan, Maturing November 6, 2016(2)	500	500,000
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	2,388	2,343,225
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,331,579
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,760,683
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,812	5,724,654
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	978	966,627
Term Loan, 3.50%, Maturing January 23, 2020	3,528	3,493,824

		$32,494,383

Utilities — 1.5%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,231	$1,193,543
Term Loan, 3.25%, Maturing January 31, 2022	1,235	1,200,128
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	989	981,954
Term Loan, 4.00%, Maturing April 1, 2018	2,551	2,531,495
Term Loan, 4.00%, Maturing October 9, 2019	4,790	4,738,859
Term Loan, 4.00%, Maturing October 30, 2020	470	464,739
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,154	2,132,772
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	674	665,377
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	473	473,216
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	3,122	3,126,426
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	1,506	1,501,320
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing October 15, 2021	143	144,728
Term Loan, 5.00%, Maturing October 15, 2021	3,257	3,289,272
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	684	674,679
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	748	733,155
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	41	39,987
Term Loan, 4.25%, Maturing May 6, 2020	766	747,916
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	522	467,526
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	299	298,593
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,825	1,819,676
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	520	513,253

		$27,738,614

Total Senior Floating-Rate Interests (identified cost $1,140,859,712)		$1,110,134,164

Corporate Bonds & Notes — 57.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Alliant Techsystems, Inc.
5.25%, 10/1/21(10)	1,515	$1,533,938
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(10)	2,415	2,285,194
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,197,125
KLX, Inc.
5.875%, 12/1/22(10)	1,845	1,868,062
TransDigm, Inc.
7.50%, 7/15/21	460	492,200
6.00%, 7/15/22	2,850	2,857,125
6.50%, 7/15/24	2,785	2,812,850

		$14,046,494

Agriculture — 0.0%(4)
Lorillard Tobacco Co.
7.00%, 8/4/41	260	$329,404

		$329,404

Automotive — 1.8%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$676,500
Chrysler Group, LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	2,095	2,212,844
8.25%, 6/15/21	12,345	13,733,812
Ford Motor Co.
6.625%, 10/1/28	1,000	1,231,107
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,125,644
4.75%, 8/15/17	1,615	1,707,217
4.25%, 5/15/23	960	981,494
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19(10)	1,255	1,270,688
Navistar International Corp.
8.25%, 11/1/21	3,190	3,158,100
Schaeffler Holding Finance BV
6.875%, 8/15/18(5)(10)	2,785	2,917,287
6.75%, 11/15/22(5)(10)	2,330	2,446,500

		$33,461,193

Banks and Thrifts — 0.5%
Banco do Brasil SA
6.25% to 4/15/24, 10/29/49(10)(11)	1,050	$769,125
Bank One Michigan
8.25%, 11/1/24	275	371,823
Credit Suisse Group AG
6.25% to 12/18/24, 12/29/49(10)(11)	1,532	1,477,997
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,071,592
Morgan Stanley
4.35%, 9/8/26	1,600	1,611,757
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	1,850	2,009,831

Security	Principal Amount* (000’s omitted)	Value
Societe Generale SA
8.25% to 11/29/18, 9/29/49(11)(12)	645	$664,189
Standard Chartered PLC
5.20%, 1/26/24(10)	1,662	1,730,037
Zions Bancorporation
6.00%, 9/15/15	67	68,908

		$9,775,259

Beverage and Tobacco — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.625%, 2/1/44	750	$819,122
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	1,698,300
4.25%, 5/1/23	2,910	2,895,450
Cott Beverages, Inc.
5.375%, 7/1/22(10)	2,200	2,024,000

		$7,436,872

Brokerage/Securities Dealers/Investment Houses — 0.3%
Alliance Data Systems Corp.
6.375%, 4/1/20(10)	1,210	$1,241,762
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(10)	4,335	4,551,750

		$5,793,512

Building and Development — 1.9%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(10)	1,555	$1,632,750
Building Materials Corp. of America
5.375%, 11/15/24(10)	4,965	4,977,412
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(10)	1,855	1,896,737
HD Supply, Inc.
7.50%, 7/15/20	3,650	3,841,625
5.25%, 12/15/21(10)	1,545	1,575,900
Hillman Group, Inc. (The)
6.375%, 7/15/22(10)	2,665	2,571,725
Interline Brands, Inc.
10.00%, 11/15/18(5)	4,509	4,734,450
MDC Holdings, Inc.
5.625%, 2/1/20	855	895,613
6.00%, 1/15/43	330	275,550
Nortek, Inc.
10.00%, 12/1/18	1,905	2,005,012
8.50%, 4/15/21	1,840	1,978,000
Rexel SA
6.125%, 12/15/19(10)	500	517,500
5.25%, 6/15/20(10)	2,710	2,743,875
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	901,275
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(10)	1,725	1,707,750
5.875%, 6/15/24(10)	1,810	1,816,788
USG Corp.
5.875%, 11/1/21(10)	870	883,050

		$34,955,012

Business Equipment and Services — 2.4%
Anna Merger Sub, Inc.
7.75%, 10/1/22(10)	5,360	$5,440,400

Security	Principal Amount* (000’s omitted)	Value
Audatex North America, Inc.
6.00%, 6/15/21(10)	2,445	$2,530,575
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.75%, 3/15/20	4,410	4,828,950
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(10)	1,700	1,717,000
Carlson Wagonlit BV
6.875%, 6/15/19(10)	3,970	4,168,500
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,083,285
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,267,675
ServiceMaster Co. (The)
8.00%, 2/15/20	2,337	2,471,378
7.00%, 8/15/20	803	835,120
TransUnion Holding Co., Inc.
8.125%, 6/15/18	230	236,325
9.625%, 6/15/18	4,045	4,144,810
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,746,875
8.375%, 9/15/20	525	565,688
8.25%, 2/1/21	440	481,800
7.625%, 4/15/22	3,665	4,047,992
6.125%, 6/15/23	1,060	1,118,300

		$44,684,673

Cable and Satellite Television — 3.8%
AMC Networks, Inc.
7.75%, 7/15/21	2,720	$2,924,000
4.75%, 12/15/22	915	892,125
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,164,456
CCO Holdings, LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20	365	385,075
5.25%, 9/30/22	4,295	4,300,369
5.75%, 1/15/24	1,980	2,004,750
CCOH Safari, LLC
5.50%, 12/1/22	3,110	3,164,425
5.75%, 12/1/24	3,730	3,781,287
CSC Holdings, LLC
6.75%, 11/15/21	2,780	3,082,325
5.25%, 6/1/24(10)	1,130	1,138,475
DISH DBS Corp.
6.75%, 6/1/21	8,195	8,830,112
5.875%, 7/15/22	3,495	3,591,112
5.875%, 11/15/24(10)	2,475	2,493,563
IAC/InterActiveCorp
4.875%, 11/30/18	1,825	1,866,063
Numericable Group SA
4.875%, 5/15/19(10)	1,470	1,462,650
6.00%, 5/15/22(10)	4,660	4,691,455
6.25%, 5/15/24(10)	1,225	1,235,719
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)	4,295	4,509,750
UPCB Finance V, Ltd.
7.25%, 11/15/21(10)	3,055	3,356,681
UPCB Finance VI, Ltd.
6.875%, 1/15/22(10)	2,025	2,212,313

Security	Principal Amount* (000’s omitted)		Value
Virgin Media Finance PLC
6.375%, 4/15/23(10)		10,705	$11,267,012
Virgin Media Secured Finance PLC
5.50%, 1/15/25(10)		725	750,375
VTR Finance BV
6.875%, 1/15/24(10)		1,575	1,610,438

			$70,714,530

Chemicals and Plastics — 1.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(10)		2,810	$2,992,650
Celanese US Holdings, LLC
5.875%, 6/15/21		940	1,001,100
Chemtura Corp.
5.75%, 7/15/21		125	122,500
Ineos Finance PLC
7.25%, 2/15/19(10)(13)	EUR	1,000	1,240,301
8.375%, 2/15/19(10)		3,700	3,945,125
7.50%, 5/1/20(10)		850	895,688
Kraton Polymers, LLC
6.75%, 3/1/19		940	964,087
LYB International Finance BV
4.00%, 7/15/23		465	476,524
Polymer Group, Inc.
7.75%, 2/1/19		288	299,880
Tronox Finance, LLC
6.375%, 8/15/20		4,170	4,201,275
Tyco Electronics Group SA
4.875%, 1/15/21		750	823,993
WR Grace & Co. Conn
5.125%, 10/1/21(10)		1,230	1,263,825
5.625%, 10/1/24(10)		490	512,663

			$18,739,611

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corp.
7.75%, 11/15/23		3,740	$4,580,000

			$4,580,000

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(10)		960	$866,400

			$866,400

Conglomerates — 0.4%
Harbinger Group, Inc.
7.875%, 7/15/19		1,915	$2,049,050
Spectrum Brands, Inc.
6.75%, 3/15/20		1,645	1,723,137
6.375%, 11/15/20		1,100	1,152,250
6.625%, 11/15/22		740	786,250
TMS International Corp.
7.625%, 10/15/21(10)		2,220	2,325,450

			$8,036,137

Containers and Glass Products — 1.1%
Ardagh Finance Holdings SA
8.625%, 6/15/19(5)(10)		673	$666,546

Security	Principal Amount* (000’s omitted)	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.25%, 1/31/19(10)	765	$749,700
3.241%, 12/15/19(10)(13)	1,020	988,125
7.00%, 11/15/20(10)	784	796,178
6.00%, 6/30/21(10)	615	588,863
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(10)	385	378,263
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,761,606
7.875%, 8/15/19	1,225	1,293,906
9.875%, 8/15/19	4,150	4,419,750
Sealed Air Corp.
8.375%, 9/15/21(10)	5,630	6,319,675
4.875%, 12/1/22(10)	865	860,675
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(10)	1,240	1,215,200

		$21,038,487

Cosmetics/Toiletries — 0.4%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(5)	3,485	$2,962,250
Avon Products, Inc.
5.00%, 3/15/23	625	560,938
Party City Holdings, Inc.
8.875%, 8/1/20	2,735	2,933,287

		$6,456,475

Diversified Financial Services — 0.9%
Barclays PLC
4.375%, 9/11/24	2,100	$2,027,069
BPCE SA
4.50%, 3/15/25(10)	1,935	1,894,558
Citigroup, Inc.
4.30%, 11/20/26	1,200	1,200,076
Discover Financial Services
3.85%, 11/21/22	1,270	1,294,285
First Tennessee Bank NA
2.95%, 12/1/19	2,000	1,996,218
General Electric Capital Corp.
5.30%, 2/11/21	2,935	3,354,388
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	1,300	1,490,670
KKR Group Finance Co. III LLC
5.125%, 6/1/44(10)	460	497,947
Leucadia National Corp.
6.625%, 10/23/43	750	767,426
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(10)	1,900	1,876,936
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(10)(11)	1,430	965,250

		$17,364,823

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
1.625%, 10/31/17(10)	1,800	$1,786,396

		$1,786,396

Security	Principal Amount* (000’s omitted)	Value
Drugs — 0.8%
ConvaTec Finance International SA
8.25%, 1/15/19(5)(10)	4,815	$4,890,234
Endo Finance, LLC & Endo Finco, Inc.
7.00%, 7/15/19(10)	1,260	1,319,850
7.00%, 12/15/20(10)	1,145	1,206,544
7.25%, 1/15/22(10)	185	198,875
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(10)	5,050	5,435,063
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(10)	425	445,719
7.50%, 7/15/21(10)	1,615	1,750,256

		$15,246,541

Ecological Services and Equipment — 0.4%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,105,950
5.125%, 6/1/21	900	902,250
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,220,525
5.875%, 3/1/24	1,505	1,538,862
Darling Ingredients, Inc.
5.375%, 1/15/22	1,245	1,230,994

		$6,998,581

Electric Utilities — 0.0%(4)
E.CL SA
4.50%, 1/29/25(10)	700	$704,142

		$704,142

Electronics/Electrical — 1.8%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(10)	1,090	$1,106,350
8.875%, 1/1/20(10)	6,085	6,647,862
6.75%, 11/15/20(10)	4,240	4,496,520
Comision Federal de Electricidad
4.875%, 5/26/21(10)	1,100	1,173,073
CommScope Holding Co., Inc.
6.625%, 6/1/20(5)(10)	1,615	1,671,525
Entergy Corp.
3.625%, 9/15/15	2,390	2,424,423
Exelon Corp.
5.625%, 6/15/35	900	1,055,587
Freescale Semiconductor, Inc.
6.00%, 1/15/22(10)	1,670	1,749,325
Infor US, Inc.
9.375%, 4/1/19	1,965	2,109,919
Ingram Micro, Inc.
4.95%, 12/15/24	955	956,543
Midamerican Funding, LLC
6.927%, 3/1/29	345	460,254
NeuStar, Inc.
4.50%, 1/15/23	695	609,863
Nuance Communications, Inc.
5.375%, 8/15/20(10)	885	891,637
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(10)	1,105	1,165,775
5.75%, 3/15/23(10)	1,000	1,055,000

Security	Principal Amount* (000’s omitted)	Value
Sensata Technologies B.V.
5.625%, 11/1/24(10)	560	$582,050
Trimble Navigation, Ltd.
4.75%, 12/1/24	940	964,978
Zebra Technologies Corp.
7.25%, 10/15/22(10)	4,020	4,231,050

		$33,351,734

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(10)	2,926	$3,006,465
International Lease Finance Corp.
8.625%, 9/15/15	2,645	2,764,025
8.75%, 3/15/17	1,525	1,692,750
6.25%, 5/15/19	1,025	1,122,375
8.25%, 12/15/20	3,275	3,954,563
8.625%, 1/15/22	2,615	3,252,406

		$15,792,584

Financial Intermediaries — 3.1%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,262,500
3.25%, 9/29/17	1,908	1,912,770
6.25%, 12/1/17	3,295	3,566,837
CIT Group, Inc.
5.25%, 3/15/18	8,780	9,175,100
First Data Corp.
7.375%, 6/15/19(10)	2,470	2,605,850
6.75%, 11/1/20(10)	3,932	4,207,240
11.25%, 1/15/21	1,801	2,048,637
10.625%, 6/15/21	1,251	1,423,013
11.75%, 8/15/21	1,791	2,063,551
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,513,831
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,549,275
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	1,500	1,503,750
6.00%, 8/1/20	1,360	1,407,872
JPMorgan Chase & Co.
4.85%, 2/1/44	750	835,359
6.75% to 2/1/24, 1/29/49(11)	2,640	2,801,700
MSCI, Inc.
5.25%, 11/15/24(10)	745	772,938
Navient Corp.
5.50%, 1/15/19	5,390	5,524,750
8.00%, 3/25/20	3,900	4,317,807
5.00%, 10/26/20	1,245	1,224,769
7.25%, 1/25/22	430	467,625
5.875%, 10/25/24	1,245	1,188,975

		$57,374,149

Food Products — 0.7%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(5)(10)	3,356	$2,317,014
BRF SA
4.75%, 5/22/24(10)	960	934,800
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,227,875

Security	Principal Amount* (000’s omitted)		Value
Corn Products International, Inc.
6.625%, 4/15/37		325	$412,868
Gruma SAB de CV
4.875%, 12/1/24(10)		200	207,500
Post Holdings, Inc.
6.75%, 12/1/21(10)		995	967,637
Stretford 79 PLC
4.81%, 7/15/20(10)(13)	GBP	4,000	4,956,351
6.25%, 7/15/21(10)	GBP	525	650,521
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	882,788

			$12,557,354

Food Service — 0.3%
NPC International, Inc.
10.50%, 1/15/20		4,405	$4,592,212
Pinnacle Operating Corp.
9.00%, 11/15/20(10)		770	795,025

			$5,387,237

Food/Drug Retailers — 0.1%
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc.
7.75%, 10/15/22(10)		870	$896,100
Pantry, Inc. (The)
8.375%, 8/1/20		1,635	1,798,500

			$2,694,600

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17		2,995	$3,561,918

			$3,561,918

Health Care — 4.5%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		1,588	$1,661,445
Alere, Inc.
8.625%, 10/1/18		1,310	1,359,125
6.50%, 6/15/20		1,055	1,068,188
Amsurg Corp.
5.625%, 11/30/20		1,865	1,916,287
5.625%, 7/15/22(10)		1,690	1,740,700
Biomet, Inc.
6.50%, 8/1/20		1,245	1,335,262
Capsugel SA
7.00%, 5/15/19(5)(10)		780	789,263
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		4,830	5,011,125
7.125%, 7/15/20		2,785	2,972,987
6.875%, 2/1/22		3,455	3,677,416
ConvaTec Healthcare E SA
10.50%, 12/15/18(10)		2,235	2,360,719
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(10)		1,640	1,758,900
5.875%, 1/31/22(10)		1,365	1,487,850
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22(10)		1,235	1,266,122
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,825,425

Security	Principal Amount* (000’s omitted)	Value
HCA, Inc.
6.50%, 2/15/20	3,215	$3,610,445
7.50%, 2/15/22	2,930	3,354,850
4.75%, 5/1/23	1,125	1,147,500
Hologic, Inc.
6.25%, 8/1/20	5,990	6,259,550
Hospira, Inc.
6.05%, 3/30/17	1,000	1,078,793
5.60%, 9/15/40	500	560,206
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,395,350
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(10)	5,740	5,883,500
Mylan Inc.
3.125%, 1/15/23(10)	1,000	968,578
Omnicare, Inc.
4.75%, 12/1/22	495	503,663
Opal Acquisition, Inc.
8.875%, 12/15/21(10)	1,960	1,996,750
Physio-Control International, Inc.
9.875%, 1/15/19(10)	1,496	1,593,240
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(10)	3,435	3,512,287
STHI Holding Corp.
8.00%, 3/15/18(10)	1,375	1,438,594
Teleflex, Inc.
6.875%, 6/1/19	540	565,650
5.25%, 6/15/24(10)	790	791,975
Tenet Healthcare Corp.
5.00%, 3/1/19(10)	840	843,150
6.00%, 10/1/20	1,795	1,932,012
8.125%, 4/1/22	6,185	6,927,200
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,028,050
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,657,025
WellCare Health Plans, Inc.
5.75%, 11/15/20	3,060	3,174,750

		$83,453,932

Home Furnishings — 0.2%
D.R. Horton, Inc.
4.75%, 2/15/23	374	$373,533
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,335,937

		$3,709,470

Industrial Equipment — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(10)	1,945	$1,847,750
BlueLine Rental Finance Corp.
7.00%, 2/1/19(10)	840	863,100
Broadcom Corp.
3.50%, 8/1/24	1,095	1,102,051

Security	Principal Amount* (000’s omitted)	Value
CNH Industrial Capital, LLC
3.875%, 11/1/15	1,070	$1,080,700
6.25%, 11/1/16	2,055	2,162,888
3.625%, 4/15/18	2,500	2,475,000
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	85	55,476
Kennametal, Inc.
3.875%, 2/15/22	970	996,339
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(5)(10)	1,610	1,670,375

		$12,253,679

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(10)	1,625	$1,665,625
American International Group, Inc.
6.25%, 5/1/36	500	650,054
Genworth Financial, Inc.
7.625%, 9/24/21	1,960	1,926,388
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21(10)	2,325	2,319,187
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(5)(10)	1,695	1,686,525
MetLife, Inc.
4.875%, 11/13/43	500	566,972
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	901,262
Principal Financial Group, Inc.
6.05%, 10/15/36	340	425,193
USI, Inc.
7.75%, 1/15/21(10)	2,670	2,616,600
Voya Financial, Inc.
5.70%, 7/15/43	200	240,516
XL Capital, Ltd.
6.50% to 4/15/17, 10/31/49(11)	710	679,825

		$13,678,147

Internet Software & Services — 0.1%
Tencent Holdings, Ltd.
3.375%, 5/2/19(10)	2,000	$2,034,910
VeriSign, Inc.
4.625%, 5/1/23	550	541,750

		$2,576,660

Leisure Goods/Activities/Movies — 0.7%
Activision Blizzard, Inc.
6.125%, 9/15/23(10)	1,190	$1,285,200
National CineMedia, LLC
6.00%, 4/15/22	3,625	3,643,125
NCL Corp., Ltd.
5.00%, 2/15/18	1,445	1,452,225
5.25%, 11/15/19(10)	985	997,312
Regal Entertainment Group
5.75%, 3/15/22	1,030	988,800
Royal Caribbean Cruises
7.25%, 6/15/16	660	706,200
7.25%, 3/15/18	1,680	1,881,600

Security	Principal Amount* (000’s omitted)	Value
Viking Cruises, Ltd.
8.50%, 10/15/22(10)	1,650	$1,794,375

		$12,748,837

Lodging and Casinos — 1.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(10)	2,006	$1,690,122
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,175	1,653,000
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	2,650	2,696,375
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	3,645	3,827,250
MGM Resorts International
6.625%, 12/15/21	2,455	2,590,025
7.75%, 3/15/22	3,970	4,406,700
6.00%, 3/15/23	2,460	2,484,600
Penn National Gaming, Inc.
5.875%, 11/1/21	1,445	1,351,075
Playa Resorts Holding B.V.
8.00%, 8/15/20(10)	1,220	1,223,050
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,611,050
Studio City Finance, Ltd.
8.50%, 12/1/20(10)	5,275	5,565,125
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(10)	3,565	2,335,075
Waterford Gaming, LLC
8.625%, 9/15/14(3)(10)(15)	2,181	375,057
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,081,597

		$34,890,101

Media — 0.1%
DIRECTV Holdings LLC/DIRECTV Finance Co.
3.95%, 1/15/25	955	$964,496
Globo Comunicacao e Participacoes SA
4.875%, 4/11/22(10)	1,000	1,027,500

		$1,991,996

Metals/Mining — 0.2%
Alcoa, Inc.
5.95%, 2/1/37	750	$768,531
FMG Resources August 2006 Pty, Ltd.
6.875%, 4/1/22(10)	800	669,000
Glencore Finance Canada, Ltd.
6.00%, 11/15/41(10)	400	432,561
Newcrest Finance Pty, Ltd.
5.75%, 11/15/41(10)	872	768,300
Nucor Corp.
5.20%, 8/1/43	345	381,763
Timken Co. (The)
3.875%, 9/1/24(10)	935	935,417

		$3,955,572

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 1.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(10)	560	$354,200
Barrick International Barbados Corp.
6.35%, 10/15/36(10)	550	561,671
CONSOL Energy, Inc.
5.875%, 4/15/22(10)	1,125	1,051,875
Eldorado Gold Corp.
6.125%, 12/15/20(10)	3,315	3,232,125
First Quantum Minerals, Ltd.
6.75%, 2/15/20(10)	1,354	1,232,140
7.00%, 2/15/21(10)	889	804,545
Imperial Metals Corp.
7.00%, 3/15/19(10)	995	920,375
KGHM International, Ltd.
7.75%, 6/15/19(10)	3,730	3,860,550
New Gold, Inc.
7.00%, 4/15/20(10)	950	954,987
6.25%, 11/15/22(10)	1,535	1,511,975
Novelis, Inc.
8.375%, 12/15/17	1,565	1,625,644
SunCoke Energy Inc.
7.625%, 8/1/19	495	510,221
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(10)	2,005	2,092,719
Teck Resources, Ltd.
4.75%, 1/15/22	1,000	976,147
Vale, Inc.
6.875%, 11/21/36	700	741,433

		$20,430,607

Oil and Gas — 7.9%
Access Midstream Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	385	$391,738
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	1,288,575
7.00%, 5/20/22	4,620	4,804,800
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,628,875
Anadarko Finance Co.
7.50%, 5/1/31	720	949,308
Antero Resources Finance Corp.
6.00%, 12/1/20	473	474,183
5.375%, 11/1/21	3,515	3,413,944
Apache Corp.
6.00%, 1/15/37	841	918,055
Berry Petroleum Co.
6.375%, 9/15/22	1,535	1,174,275
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(10)	1,485	1,436,738
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,778,850
California Resources Corp.
5.50%, 9/15/21(10)	1,840	1,582,400
6.00%, 11/15/24(10)	1,840	1,564,000
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	4,856,500
3.481%, 4/15/19(13)	2,045	2,009,212
6.125%, 2/15/21	1,825	1,925,375
5.75%, 3/15/23	1,430	1,480,050

Security	Principal Amount* (000’s omitted)	Value
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	500	$518,334
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,894,500
6.50%, 1/15/22	685	719,250
5.50%, 10/1/22	1,500	1,522,500
5.50%, 4/1/23	5,200	5,250,440
Continental Resources, Inc.
5.00%, 9/15/22	1,431	1,386,281
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(10)	2,840	2,676,700
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	4,975,550
Denbury Resources, Inc.
5.50%, 5/1/22	675	621,000
Ecopetrol SA
5.875%, 5/28/45	580	539,400
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(10)	3,275	2,914,750
Energy Transfer Equity, L.P.
5.875%, 1/15/24	1,150	1,173,000
Energy Transfer Partners, L.P.
4.65%, 6/1/21	1,715	1,795,233
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	950	969,000
9.375%, 5/1/20	3,055	3,100,825
7.75%, 9/1/22	815	766,100
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	973	1,084,895
GenCorp, Inc.
7.125%, 3/15/21	2,215	2,330,844
Gulfport Energy Corp.
7.75%, 11/1/20(10)	2,100	2,063,250
Harvest Operations Corp.
6.875%, 10/1/17	920	891,250
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	611,925
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	8,824,175
5.50%, 1/15/21	375	377,813
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	5,527,200
MEG Energy Corp.
6.375%, 1/30/23(10)	1,820	1,633,450
Memorial Resource Development Corp.
5.875%, 7/1/22(10)	910	825,825
Murphy Oil Corp.
3.70%, 12/1/22	1,980	1,780,048
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	873,825
6.875%, 3/15/22	2,805	2,566,575
6.875%, 1/15/23	3,030	2,772,450
Oceaneering International, Inc.
4.65%, 11/15/24	940	922,201
Pacific Drilling SA
5.375%, 6/1/20(10)	1,400	1,155,000

Security	Principal Amount* (000’s omitted)	Value
Pacific Rubiales Energy Corp.
5.625%, 1/19/25(10)	1,000	$770,000
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,787,700
Petrobras International Finance Co.
6.875%, 1/20/40	1,265	1,177,171
Pioneer Natural Resources Co.
3.95%, 7/15/22	1,405	1,392,909
Precision Drilling Corp.
6.50%, 12/15/21	2,035	1,745,012
Range Resources Corp.
6.75%, 8/1/20	1,815	1,896,675
Rice Energy, Inc.
6.25%, 5/1/22(10)	1,430	1,337,050
Rockies Express Pipeline, LLC
3.90%, 4/15/15(10)	600	598,500
Rosetta Resources, Inc.
5.625%, 5/1/21	1,715	1,577,971
5.875%, 6/1/22	2,695	2,452,450
Rowan Cos., Inc.
7.875%, 8/1/19	640	730,004
5.40%, 12/1/42	460	402,069
RSP Permian, Inc.
6.625%, 10/1/22(10)	1,365	1,276,275
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,594,500
5.625%, 4/15/23	3,195	3,139,087
5.75%, 5/15/24	5,195	5,123,569
Samson Investment Co.
9.75%, 2/15/20	1,515	635,353
SESI, LLC
6.375%, 5/1/19	2,595	2,530,125
Seven Generations Energy, Ltd.
8.25%, 5/15/20(10)	4,390	4,236,350
Seventy Seven Energy, Inc.
6.50%, 7/15/22	1,255	740,450
Seventy Seven Operating, LLC
6.625%, 11/15/19	1,100	841,500
SM Energy Co.
6.125%, 11/15/22(10)	870	819,975
6.50%, 1/1/23	1,995	1,925,175
Southwestern Energy Co.
4.10%, 3/15/22	1,500	1,474,355
Tesoro Corp.
4.25%, 10/1/17	1,500	1,556,250
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(10)	630	626,850
6.25%, 10/15/22(10)	1,505	1,508,762
Total Capital International SA
2.70%, 1/25/23	960	931,218
Triangle USA Petroleum Corp.
6.75%, 7/15/22(10)	1,375	914,375
WPX Energy, Inc.
5.25%, 1/15/17	770	781,550
6.00%, 1/15/22	720	696,600

		$145,960,297

Security	Principal Amount* (000’s omitted)	Value
Publishing — 1.2%
Laureate Education, Inc.
9.75%, 9/1/19(10)	16,640	$17,222,400
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	3,640	4,040,400
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(5)(10)	1,020	998,325

		$22,261,125

Radio and Television — 0.7%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$223,458
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	489,975
Series A, 6.50%, 11/15/22	1,100	1,124,750
Series B, 6.50%, 11/15/22	2,130	2,204,550
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,325	1,447,562
iHeartCommunications, Inc.
11.25%, 3/1/21	1,505	1,548,269
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(10)	1,250	1,281,250
Sirius XM Radio, Inc.
5.875%, 10/1/20(10)	745	769,212
6.00%, 7/15/24(10)	2,830	2,907,825
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,488,375

		$13,485,226

Real Estate Investment Trusts (REITs) — 0.1%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19	760	$704,566
Host Hotels & Resorts L.P.
4.75%, 3/1/23	500	532,203

		$1,236,769

Retailers (Except Food and Drug) — 4.2%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(10)	3,000	$3,165,000
Asbury Automotive Group, Inc.
6.00%, 12/15/24(10)	245	249,900
B.C. Unlimited Liability Company
6.00%, 4/1/22(10)	4,775	4,918,250
Best Buy Co., Inc.
5.00%, 8/1/18	2,265	2,354,184
Claire’s Stores, Inc.
9.00%, 3/15/19(10)	5,585	5,529,150
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	10,752,455
Hot Topic, Inc.
9.25%, 6/15/21(10)	4,550	4,891,250
L Brands, Inc.
8.50%, 6/15/19	3,325	3,956,750
6.625%, 4/1/21	6,135	6,932,550
5.625%, 2/15/22	790	853,200
Levi Strauss & Co.
6.875%, 5/1/22	2,125	2,295,000
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	829,383

Security	Principal Amount* (000’s omitted)	Value
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(10)	2,305	$2,379,913
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(5)(10)	558	570,555
Michaels Stores, Inc.
5.875%, 12/15/20(10)	1,775	1,801,625
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,373,250
Neiman Marcus Group, Ltd.
8.75%, 10/15/21(5)(10)	1,555	1,656,075
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(5)(10)	6,365	6,317,262
Petco Animal Supplies, Inc.
9.25%, 12/1/18(10)	3,515	3,690,750
Petco Holdings, Inc.
8.50%, 10/15/17(5)(10)	1,425	1,449,938
Radio Systems Corp.
8.375%, 11/1/19(10)	3,300	3,547,500
Ross Stores, Inc.
3.375%, 9/15/24	200	200,588
SACI Falabella
4.375%, 1/27/25(10)	1,200	1,178,556
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	2,870	3,020,675
Wal-Mart Stores, Inc.
4.30%, 4/22/44	500	548,099
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	930	950,411

		$78,412,269

Road & Rail — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(10)	800	$794,000
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(10)	1,045	1,039,775

		$1,833,775

Software and Services — 0.3%
IHS, Inc.
5.00%, 11/1/22(10)	2,240	$2,228,800
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(5)(10)	2,375	2,339,375
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(10)	2,350	1,398,250

		$5,966,425

Steel — 0.3%
AK Steel Corp.
8.75%, 12/1/18	910	$958,912
ArcelorMittal
6.75%, 2/25/22	4,000	4,290,000
Steel Dynamics, Inc.
6.375%, 8/15/22	500	532,500

		$5,781,412

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,185,765

		$1,185,765

Security	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.3%
Hertz Corp. (The)
6.25%, 10/15/22	690	$700,350
XPO Logistics, Inc.
7.875%, 9/1/19(10)	4,250	4,462,500

		$5,162,850

Technology — 0.2%
Israel Electric Corp, Ltd.
5.00%, 11/12/24(10)(12)	1,000	$1,012,500
KLA-Tencor Corp.
4.65%, 11/1/24	949	984,344
Seagate HDD Cayman
4.75%, 6/1/23	1,000	1,040,445
Western Union Co. (The)
6.20%, 11/17/36	700	720,272

		$3,757,561

Telecommunications — 6.5%
Altice SA
7.75%, 5/15/22(10)	5,655	$5,679,741
Avaya, Inc.
9.00%, 4/1/19(10)	2,515	2,584,162
10.50%, 3/1/21(10)	4,350	3,741,374
Axtel SAB de CV
8.00% to 1/31/15, 1/31/20(10)(26)	945	917,831
CenturyLink, Inc.
6.75%, 12/1/23	3,155	3,466,556
Cogeco Cable, Inc.
4.875%, 5/1/20(10)	715	717,681
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22(10)	1,250	1,221,875
Digicel, Ltd.
8.25%, 9/1/17(10)	5,905	6,008,337
6.00%, 4/15/21(10)	2,310	2,165,625
Equinix, Inc.
5.375%, 1/1/22	1,840	1,866,496
Frontier Communications Corp.
6.25%, 9/15/21	1,845	1,858,838
7.625%, 4/15/24	285	294,975
6.875%, 1/15/25	1,845	1,849,613
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,485,712
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,488,063
Intelsat Luxembourg SA
7.75%, 6/1/21	4,625	4,653,906
8.125%, 6/1/23	5,540	5,678,500
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(10)(11)	500	527,750
NII International Telecom SCA
7.875%, 8/15/19(10)	2,090	1,515,250
SBA Telecommunications, Inc.
5.75%, 7/15/20	1,985	2,030,258
Sprint Capital Corp.
8.75%, 3/15/32	1,365	1,327,463
Sprint Communications, Inc.
9.125%, 3/1/17	1,225	1,350,501
9.00%, 11/15/18(10)	13,520	15,411,448
7.00%, 8/15/20	4,810	4,834,050
6.00%, 11/15/22	250	230,938

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.25%, 9/15/21		2,060	$2,052,275
7.875%, 9/15/23		8,550	8,483,310
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,919,906
6.25%, 4/1/21		1,100	1,129,975
6.633%, 4/28/21		1,735	1,787,050
6.731%, 4/28/22		620	640,925
6.625%, 4/1/23		2,170	2,232,930
6.375%, 3/1/25		2,160	2,199,960
Telecom Italia Capital SA
7.721%, 6/4/38		600	672,000
Telemar Norte Leste SA
5.50%, 10/23/20(10)		950	888,250
Verizon Communications, Inc.
4.50%, 9/15/20		1,499	1,628,780
6.55%, 9/15/43		500	641,513
Wind Acquisition Finance SA
5.338%, 4/30/19(10)(13)	EUR	600	729,515
4.082%, 7/15/20(10)(13)	EUR	625	726,030
4.75%, 7/15/20(10)		5,820	5,456,250
7.375%, 4/23/21(10)		5,800	5,488,540
Windstream Corp.
8.125%, 9/1/18		2,490	2,585,865
7.75%, 10/1/21		1,265	1,296,625
7.50%, 6/1/22		1,870	1,872,338
6.375%, 8/1/23		180	167,238

			$121,506,218

Utilities — 1.4%
AES Corp. (The)
5.50%, 3/15/24		1,025	$1,045,295
AES Gener SA
5.25%, 8/15/21(10)		725	769,171
Calpine Corp.
5.375%, 1/15/23		1,905	1,926,431
5.75%, 1/15/25		845	856,619
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(10)		850	987,173
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(10)		3,130	3,188,687
7.375%, 11/1/22(10)		2,490	2,536,688
7.625%, 11/1/24(10)		2,120	2,165,050
Enel SpA
8.75% to 9/24/23, 9/24/73(10)(11)		1,200	1,399,500
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(10)		600	662,777
ITC Holdings Corp.
5.30%, 7/1/43		725	848,648
NRG Energy, Inc.
8.25%, 9/1/20		3,910	4,193,475
7.875%, 5/15/21		2,015	2,181,238
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(11)		750	748,508
RJS Power Holdings, LLC
5.125%, 7/15/19(10)		1,680	1,667,400

Security	Principal Amount* (000’s omitted)	Value
Southwestern Electric Power Co.
6.20%, 3/15/40	565	$735,316

		$25,911,976

Total Corporate Bonds & Notes (identified cost $1,068,907,420)		$1,075,884,787

Foreign Government Agency Bonds — 0.1%

Security	Principal Amount* (000’s omitted)	Value
Sweden — 0.1%
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(10)(11)	$900	$907,668

Total Foreign Government Agency Bonds (identified cost $895,855)		$907,668

Mortgage Pass-Throughs — 16.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(16)	$7,595	$8,030,131
5.50%, with various maturities to 2032(17)	2,864	3,124,743
6.00%, with various maturities to 2031	1,851	1,990,647
6.50%, with various maturities to 2032(16)	17,512	19,784,046
7.00%, with various maturities to 2036	12,737	14,555,093
7.13%, with maturity at 2023	198	221,707
7.50%, with various maturities to 2029	8,224	9,515,058
7.65%, with maturity at 2022	251	280,792
8.00%, with various maturities to 2030	5,137	5,833,275
8.25%, with maturity at 2020	121	132,981
8.30%, with maturity at 2020	492	543,166
8.50%, with various maturities to 2031	4,474	5,221,041
9.00%, with various maturities to 2031	919	1,026,473
9.50%, with various maturities to 2025	821	904,789
10.00%, with maturity at 2020	95	104,994
10.50%, with maturity at 2020	84	95,942
12.00%, with maturity at 2020	3	3,402

		$71,368,280

Federal National Mortgage Association:
2.38%, with maturity at 2022(18)	836	855,204
2.563%, with maturity at 2036(18)	2,206	2,271,638
4.50%, with maturity at 2042(16)	16,224	17,633,228
5.00%, with various maturities to 2040(16)	25,193	27,688,155
5.379%, with maturity at 2037(18)	3,810	4,001,185
5.50%, with various maturities to 2033	3,516	3,917,968
6.00%, with various maturities to 2033	7,350	8,207,992
6.32%, with maturity at 2032(18)	6,603	7,387,605
6.50%, with various maturities to 2036(16)	45,656	52,260,277
6.75%, with maturity at 2023	128	142,767
7.00%, with various maturities to 2036(16)	22,562	26,051,299
7.50%, with various maturities to 2035	9,189	10,796,597
8.00%, with various maturities to 2031	3,327	3,853,781
8.055%, with maturity at 2027(19)	777	898,957

Security	Principal Amount (000’s omitted)	Value
8.25%, with maturity at 2018	$2	$2,180
8.277%, with maturity at 2029(19)	259	301,243
8.382%, with maturity at 2028(19)	265	304,082
8.395%, with maturity at 2024(19)	38	43,958
8.50%, with various maturities to 2030	3,838	4,415,719
8.614%, with maturity at 2027(19)	285	332,182
8.927%, with maturity at 2018(19)	74	78,556
9.00%, with various maturities to 2027	4,969	5,724,321
9.50%, with various maturities to 2030	1,299	1,477,439
9.513%, with maturity at 2025(19)	185	205,426
9.804%, with maturity at 2019(19)	89	96,672
10.00%, with various maturities to 2020	288	317,891
10.50%, with maturity at 2021	233	265,217
11.50%, with maturity at 2016	9	8,825

		$179,540,364

Government National Mortgage Association:
6.00%, with maturity at 2024	1,183	1,315,122
6.50%, with various maturities to 2032(16)	8,986	10,189,510
7.00%, with various maturities to 2033	6,127	7,081,710
7.50%, with various maturities to 2032(16)	12,918	14,947,808
8.00%, with various maturities to 2034	7,917	9,240,341
8.30%, with maturity at 2020	237	263,162
8.50%, with various maturities to 2022	449	509,093
9.00%, with various maturities to 2026	1,986	2,290,046
9.50%, with various maturities to 2026	2,920	3,363,024
10.00%, with maturity at 2019	153	171,108

		$49,370,924

Total Mortgage Pass-Throughs (identified cost $283,824,935)		$300,279,568

Collateralized Mortgage Obligations — 11.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$661	$729,274
Series 1497, Class K, 7.00%, 4/15/23	645	727,733
Series 1529, Class Z, 7.00%, 6/15/23	943	1,064,098
Series 1620, Class Z, 6.00%, 11/15/23	775	853,423
Series 1677, Class Z, 7.50%, 7/15/23	561	641,965
Series 1702, Class PZ, 6.50%, 3/15/24	6,742	7,580,467
Series 2113, Class QG, 6.00%, 1/15/29	1,338	1,514,240
Series 2122, Class K, 6.00%, 2/15/29	254	285,857
Series 2130, Class K, 6.00%, 3/15/29	172	193,672
Series 2167, Class BZ, 7.00%, 6/15/29	174	199,501
Series 2182, Class ZB, 8.00%, 9/15/29	1,685	2,004,452
Series 2198, Class ZA, 8.50%, 11/15/29	2,081	2,488,338
Series 2245, Class A, 8.00%, 8/15/27	5,142	6,111,430
Series 2458, Class ZB, 7.00%, 6/15/32	1,739	2,026,080
Series 3727, (Interest Only), Class PS, 6.539%, 11/15/38(20)(21)	15,134	1,611,168
Series 3762, Class SH, 9.689%, 11/15/40(20)	1,936	2,145,123
Series 3780, (Interest Only), Class PS, 6.289%, 8/15/35(20)(21)	12,468	777,132
Series 3973, (Interest Only), Class SG, 6.489%, 4/15/30(20)(21)	10,591	1,386,464
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(21)	10,885	1,418,600
Series 4070, (Interest Only), Class S, 5.939%, 6/15/32(20)(21)	17,143	3,118,101
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(21)	22,548	3,490,645

Security	Principal Amount (000’s omitted)	Value
Series 4095, (Interest Only), Class HS, 5.939%, 7/15/32(20)(21)	$7,774	$1,400,561
Series 4109, (Interest Only), Class ES, 5.989%, 12/15/41(20)(21)	11,163	565,752
Series 4109, (Interest Only), Class KS, 5.939%, 5/15/32(20)(21)	16,028	1,428,028
Series 4110, (Interest Only), Class SA, 5.489%, 9/15/42(20)(21)	11,988	1,506,820
Series 4149, (Interest Only), Class S, 6.089%, 1/15/33(20)(21)	8,083	1,607,139
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(21)	14,357	1,076,654
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(21)	7,390	915,932
Series 4203, (Interest Only), Class QS, 6.089%, 5/15/43(20)(21)	6,251	1,211,634
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(21)	10,296	647,698
Series 4273, Class PU, 4.00%, 11/15/43	12,304	12,489,462
Series 4273, Class SP, 11.585%, 11/15/43(20)	2,734	2,988,916
Series 4313, Class SY, 11.571%, 3/15/44(20)	2,593	2,714,613
Series 4316, (Interest Only), Class JS, 5.939%, 1/15/44(20)(21)	9,516	1,488,995
Series 4326, Class TS, 13.262%, 4/15/44(20)	9,510	10,251,873
Series 4407, Class LN, 8.957%, 12/15/43(20)	3,903	4,082,917

		$84,744,757

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	88	93,035
Series G92-44, Class ZQ, 8.00%, 7/25/22	143	151,383
Series G92-46, Class Z, 7.00%, 8/25/22	393	436,373
Series G92-60, Class Z, 7.00%, 10/25/22	592	648,993
Series G93-35, Class ZQ, 6.50%, 11/25/23	8,374	9,394,809
Series G93-40, Class H, 6.40%, 12/25/23	1,762	1,961,585
Series 1988-14, Class I, 9.20%, 6/25/18	71	76,109
Series 1989-1, Class D, 10.30%, 1/25/19	49	51,602
Series 1989-34, Class Y, 9.85%, 7/25/19	177	195,306
Series 1990-17, Class G, 9.00%, 2/25/20	122	136,537
Series 1990-27, Class Z, 9.00%, 3/25/20	71	80,363
Series 1990-29, Class J, 9.00%, 3/25/20	63	71,516
Series 1990-43, Class Z, 9.50%, 4/25/20	252	284,666
Series 1991-98, Class J, 8.00%, 8/25/21	130	145,709
Series 1992-77, Class ZA, 8.00%, 5/25/22	853	968,759
Series 1992-103, Class Z, 7.50%, 6/25/22	54	60,607
Series 1992-113, Class Z, 7.50%, 7/25/22	105	117,919
Series 1992-185, Class ZB, 7.00%, 10/25/22	205	228,026
Series 1993-16, Class Z, 7.50%, 2/25/23	516	582,788
Series 1993-22, Class PM, 7.40%, 2/25/23	424	478,261
Series 1993-25, Class J, 7.50%, 3/25/23	560	639,436
Series 1993-30, Class PZ, 7.50%, 3/25/23	976	1,111,665
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,423	1,578,561
Series 1993-56, Class PZ, 7.00%, 5/25/23	215	242,300
Series 1993-156, Class ZB, 7.00%, 9/25/23	250	282,891
Series 1994-45, Class Z, 6.50%, 2/25/24	1,863	2,066,676
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,170	1,347,548
Series 1996-57, Class Z, 7.00%, 12/25/26	1,115	1,280,555
Series 1997-77, Class Z, 7.00%, 11/18/27	469	531,864
Series 1998-44, Class ZA, 6.50%, 7/20/28	499	573,414
Series 1999-45, Class ZG, 6.50%, 9/25/29	166	185,627
Series 2000-22, Class PN, 6.00%, 7/25/30	1,585	1,789,171
Series 2001-37, Class GA, 8.00%, 7/25/16	71	73,221
Series 2002-1, Class G, 7.00%, 7/25/23	314	350,785
Series 2002-21, Class PE, 6.50%, 4/25/32	1,264	1,414,594
Series 2005-75, Class CS, 23.522%, 9/25/35(20)	948	1,853,831
Series 2007-74, Class AC, 5.00%, 8/25/37(16)	14,646	16,066,798
Series 2010-99, (Interest Only), Class NS, 6.431%, 3/25/39(20)(21)	10,129	1,035,721
Series 2010-119, (Interest Only), Class SK, 5.831%, 4/25/40(20)(21)	7,914	460,494
Series 2010-124, (Interest Only), Class SJ, 5.881%, 11/25/38(20)(21)	7,686	1,015,070
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(21)	27,501	1,355,315
Series 2011-45, (Interest Only), Class SA, 6.481%, 1/25/29(20)(21)	8,460	785,394

Security	Principal Amount (000’s omitted)	Value
Series 2011-49, Class NT, 6.00%, 6/25/41(20)	$2,157	$2,403,849
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(21)	15,137	1,849,978
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(21)	8,319	1,016,820
Series 2012-24, (Interest Only), Class S, 5.331%, 5/25/30(20)(21)	6,972	808,632
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(21)	14,436	1,751,971
Series 2012-56, (Interest Only), Class SU, 6.581%, 8/25/26(20)(21)	8,586	862,482
Series 2012-124, (Interest Only), Class IO, 1.503%, 11/25/42(19)(21)	19,038	1,055,982
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(21)	7,183	1,572,352
Series 2012-150, (Interest Only), Class SK, 5.981%, 1/25/43(20)(21)	10,435	2,015,566
Series 2013-6, Class TA, 1.50%, 1/25/43	17,847	16,882,542
Series 2013-12, (Interest Only), Class SP, 5.481%, 11/25/41(20)(21)	6,064	921,052
Series 2013-15, (Interest Only), Class DS, 6.031%, 3/25/33(20)(21)	21,340	4,276,886
Series 2013-16, (Interest Only), Class SY, 5.981%, 3/25/43(20)(21)	4,743	937,003
Series 2013-54, (Interest Only), Class HS, 6.131%, 10/25/41(20)(21)	8,502	1,396,131
Series 2013-64, (Interest Only), Class PS, 6.081%, 4/25/43(20)(21)	8,768	1,684,539
Series 2013-75, (Interest Only), Class SC, 6.081%, 7/25/42(20)(21)	19,997	3,291,815
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(21)	6,465	1,098,525
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(21)	7,033	1,189,298
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(21)	9,718	1,724,957
Series 2014-61, Class US, 8.161%, 10/25/44(20)	6,513	6,661,323
Series 2014-72, Class CS, 8.938%, 11/25/44(20)	5,546	5,645,232

		$111,252,212

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	1,501	1,587,268
Series 2005-72, Class E, 12.00%, 11/16/15	4	4,329
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(22)	325	319,913
Series 2013-24, Class KS, 5.562%, 2/20/43(20)	1,730	1,760,996
Series 2013-124, Class LS, 11.959%, 5/20/41(20)	1,162	1,223,172
Series 2013-168, Class US, 11.559%, 11/20/43(20)	1,045	1,114,159
Series 2014-117, Class HS, 31.476%, 8/20/44(20)	2,603	3,587,125
Series 2014-132, Class SC, 13.391%, 9/20/44(20)	3,570	3,849,299
Series 2014-146, Class S, 5.902%, 10/20/44(20)	2,755	2,771,324

		$16,217,585

Total Collateralized Mortgage Obligations (identified cost $210,137,363)		$212,214,554

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(10)	$1,060	$1,064,065
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(10)	3,000	3,414,217
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(19)	2,007	2,113,443
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,146,394
BAMLL, Series 2013-DSNY, Class E, 2.761%, 9/15/26(10)(19)	1,500	1,506,041
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(19)	1,469	1,498,831
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(19)	2,736	2,809,646
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(19)	872	872,249
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,395	1,479,353
CDCMT, Series 2005-CD1, Class AJ, 5.226%, 7/15/44(19)	3,650	3,747,669
CDCMT, Series 2006-CD2, Class A4, 5.299%, 1/15/46(19)	1,472	1,514,315
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,636	3,824,455
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,280,527
COMM, Series 2006-C7, Class AM, 5.781%, 6/10/46(19)	4,620	4,883,312
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	618	654,746
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	415,903
COMM, Series 2012-CR2, Class D, 4.858%, 8/15/45(10)(19)	1,650	1,765,619

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	$750	$800,622
COMM, Series 2012-LC4, Class C, 5.647%, 12/10/44(19)	600	679,806
COMM, Series 2013-CR10, Class D, 4.795%, 8/10/46(10)(19)	1,700	1,670,104
COMM, Series 2014-KYO, Class D, 2.159%, 6/11/27(10)(19)	3,250	3,234,631
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,258,328
CSMC, Series 2006-C3, Class A3, 5.806%, 6/15/38(19)	1,876	1,961,177
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	564	593,729
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(10)	986	1,010,519
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(10)(19)	500	501,751
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(10)(19)	4,200	4,333,600
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(10)	2,400	2,461,624
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,538,751
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(10)(19)	1,425	1,328,889
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(19)	1,000	947,572
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(10)(19)	2,500	2,301,387
JPMBB, Series 2014-C23, Class C, 4.461%, 9/15/47(19)	500	517,763
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(10)(19)	2,100	1,847,140
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(19)	2,618	2,654,004
JPMCC, Series 2005-LDP5, Class A4, 5.236%, 12/15/44(19)	2,291	2,331,236
JPMCC, Series 2005-LDP5, Class AJ, 5.357%, 12/15/44(19)	1,000	1,035,039
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(19)	3,138	3,210,506
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,721	1,800,119
JPMCC, Series 2006-LDP7, Class A4, 5.865%, 4/15/45(19)	3,990	4,169,175
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,260	2,379,377
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,721	1,829,686
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,117,277
JPMCC, Series 2010-C2, Class D, 5.506%, 11/15/43(10)(19)	3,247	3,492,156
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(10)	3,750	4,101,315
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(10)	1,491	1,538,569
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(10)(19)	3,000	3,225,381
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,083,477
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,114,234
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(10)	2,700	2,779,341
JPMCC, Series 2014-FBLU, Class D, 2.761%, 12/15/28(10)(19)	1,500	1,502,699
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	1,953	2,001,817
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,856,106
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	4,727	5,006,509
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(10)	3,045	3,018,565
MSC, Series 2003-T11, Class B, 5.498%, 6/13/41(19)	103	103,908
MSC, Series 2006-HQ8, Class A4, 5.412%, 3/12/44(19)	4,875	4,999,512
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,747	3,958,909
MSC, Series 2007-IQ15, Class A4, 5.908%, 6/11/49(19)	3,868	4,211,319
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(10)(19)	2,850	3,238,790
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(10)(19)	3,000	3,153,874
WBCMT, Series 2004-C11, Class A5, 5.188%, 1/15/41(19)	175	175,117
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(19)	2,545	2,612,064
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(19)	2,036	2,108,873
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(19)	2,722	2,853,702
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	3,475	3,675,157
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(19)	3,000	3,198,354
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,893	4,128,745
WFCM, Series 2013-LC12, Class D, 4.302%, 7/15/46(10)(19)	3,000	2,817,745
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(10)(19)	2,750	2,750,293
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	670,091
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(10)(19)	3,000	2,794,215

Total Commercial Mortgage-Backed Securities (identified cost $166,356,354)		$167,675,434

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(10)	$1,335	$1,332,856
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(10)(13)	400	388,868
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(10)(13)	1,475	1,438,773
Apidos CLO XVII, Series 2014-17A, Class B, 3.078%, 4/17/26(10)(13)	750	720,640
Apidos CLO XVII, Series 2014-17A, Class C, 3.528%, 4/17/26(10)(13)	1,000	923,497
Apidos CLO XVII, Series 2014-17A, Class D, 4.978%, 4/17/26(10)(13)	1,000	878,283
ARP, Series 2014-SFR1, Class C, 2.512%, 9/17/31(10)(13)	3,000	2,990,115
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(10)(13)	1,740	1,699,556
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(10)(13)	500	488,949
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.978%, 7/17/19(10)(13)	500	496,369
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.881%, 4/21/25(10)(13)	3,100	2,953,953
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(10)	1,000	999,656
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(10)	2,346	2,361,610
EART, Series 2014-3A, Class A, 1.32%, 1/15/19(10)	4,684	4,684,262
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(10)	1,000	1,006,505
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(10)	1,600	1,611,137
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(10)	710	703,293
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(10)(13)	650	638,515
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(10)(13)	1,000	981,888
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.762%, 6/17/31(10)(13)	2,461	2,451,688
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(10)	870	871,248
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(10)	1,930	1,917,272
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.978%, 7/17/25(10)(13)	1,075	1,034,966
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.578%, 7/17/25(10)(13)	1,075	1,002,771
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.728%, 7/17/25(10)(13)	1,300	1,134,550
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(10)	1,040	1,039,979
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(10)	1,200	1,211,280
PROG, Series 2014-SFR1, Class C, 2.412%, 10/17/31(10)(13)	1,250	1,240,199
SBY, Series 2014-1, Class C, 2.212%, 9/17/31(10)(13)	2,700	2,656,701
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(10)	2,955	2,989,655
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(10)	1,564	1,572,285
SRFC, Series 2014-2A, Class A, 2.05%, 6/20/31(10)	2,319	2,330,136

Total Asset-Backed Securities (identified cost $49,238,232)		$48,751,455

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(16)	$3,975	$4,408,187
5.25%, 12/9/22	9,000	10,817,631
5.375%, 5/15/19(16)	6,585	7,630,224

Total U.S. Government Agency Obligations (identified cost $21,588,480)		$22,856,042

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19	$25,000	$32,464,850

Total U.S. Treasury Obligations (identified cost $33,154,189)		$32,464,850

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(14)(23)	31	$29,150

		$29,150

Automotive — 0.1%
Dayco Products, LLC(14)	25,372	$938,764

		$938,764

Building and Development — 0.2%
Panolam Holdings Co.(3)(23)(24)	3,677	$3,228,994

		$3,228,994

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(14)(23)	55,884	$22,913

		$22,913

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(3)(14)	27,040	$60,407
Sanitec Europe Oy E Units(3)(14)(23)	25,787	0
Sanitec Europe Oy E1 Units(3)(14)(23)	37,069	82,811

		$143,218

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(14)(23)	46,819	$491,602
Tropicana Entertainment, Inc.(14)(23)	17,051	287,309

		$778,911

Publishing — 0.1%
ION Media Networks, Inc.(3)(14)	5,187	$1,770,012
MediaNews Group, Inc.(14)(23)	14,016	471,863

		$2,241,875

Utilities — 0.0%(4)
NRG Energy, Inc.	3,616	$97,451

		$97,451

Total Common Stocks (identified cost $3,859,275)		$7,481,276

Preferred Stocks — 0.4%

Security	Shares	Value
Banks and Thrifts — 0.2%
Banco Santander (Mexico), SA, 5.95% to 1/30/19(10)(11)	1,765	$1,892,729
Farm Credit Bank of Texas, 6.75% to 9/15/23(10)(11)	8,833	916,148
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(11)	525	487,742
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(11)	650	618,193

		$3,914,812

Electronics/Electrical — 0.1%
Electricite de France SA, 5.25% to 1/29/23(10)(11)	1,000	$1,049,812

		$1,049,812

Oil, Gas & Consumable Fuels — 0.0%(4)
Chesapeake Energy Corp., 4.50% Convertible	6,331	$579,287

		$579,287

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.1%
American Realty Capital Properties, Inc., Series F, 6.70%(23)	24,275	$554,684
Ventas Realty LP/Ventas Capital Corp., 5.45%	49,997	1,234,926

		$1,789,610

Utilities — 0.0%(4)
AES Gener SA, 8.375% to 6/18/19(10)(11)	700	$765,280

		$765,280

Total Preferred Stocks (identified cost $8,011,676)		$8,098,801

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund VI, Inc.	1,742,858	$19,868,581

Total Closed-End Funds (identified cost $21,664,657)		$19,868,581

Warrants — 0.0%(4)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(14)(23)	663	$0

		$0

Food Products — 0.0%(4)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(23)	1,745	$56,713

		$56,713

Total Warrants (identified cost $0)		$56,713

Miscellaneous — 0.0%(4)

Security	Shares	Value
Cable and Satellite Television — 0.0%(4)
Adelphia, Inc., Escrow Certificate(23)	300,000	$2,625
Adelphia, Inc., Escrow Certificate(23)	2,500,000	21,875

		$24,500

Oil and Gas — 0.0%(4)
SemGroup Corp., Escrow Certificate(23)	6,135,000	$15,338

		$15,338

Utilities — 0.0%(4)
EME Reorganization Trust(23)	1,099,749	$28,593

		$28,593

Total Miscellaneous (identified cost $203,413)		$68,431

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$165,375

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$165,375

Short-Term Investments — 2.2%

Security			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(25)			$40,403	$40,402,898

Total Short-Term Investments (identified cost $40,402,898)				$40,402,898

Total Investments — 163.9% (identified cost $3,051,640,209)				$3,047,310,597

Less Unfunded Loan Commitments — (0.1)%				$(2,049,863)

Net Investments — 163.8% (identified cost $3,049,590,346)				$3,045,260,734

Interest Rate Swaptions Written — (0.0)%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank, N.A.	2/28/17	$(52,500)	$(165,375)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(165,375)

Other Assets, Less Liabilities — (49.5)%				$(919,068,245)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.3)%				$(266,630,555)

Net Assets Applicable to Common Shares — 100.0%				$1,859,396,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	-	Americold LLC Trust

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BAMLL	-	Banc of America Merrill Lynch Large Loan, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

DIP	-	Debtor In Possession

DROT	-	Diamond Resorts Owner Trust

EART	-	Exeter Automobile Receivables Trust

ESA	-	Extended Stay America Trust

FORDR	-	Ford Credit Auto Owner Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

OMFIT	-	OneMain Financial Issuance Trust

PIK	-	Payment In Kind

PROG	-	Progress Residential Trust

SBY	-	Silver Bay Realty Trust

SCFT	-	SpringCastle Funding Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after December 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	The issuer is in default on the payment of principal but continues to pay interest.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $554,532,307 or 29.8% of the Fund’s net assets applicable to common shares.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2014, the aggregate value of these securities is $1,676,689 or 0.1% of the Fund’s net assets appicable to common shares.

(13)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Defaulted matured security.

(16)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(17)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(18)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2014.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2014.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2014.

(21)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	Non-income producing security.

(24)	Restricted security.

(25)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2014 was $26,264.

(26)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2014.

A summary of open financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
2/27/15	British Pound Sterling 5,265,127	United States Dollar 8,264,875	JPMorgan Chase Bank, N.A.	$62,092	$—	$62,092
2/27/15	Canadian Dollar 3,148,078	United States Dollar 2,794,690	State Street Bank and Trust Company	88,387	—	88,387
2/27/15	Euro 19,107,332	United States Dollar 23,831,180	Goldman Sachs International	698,653	—	698,653
3/31/15	British Pound Sterling 5,743,266	United States Dollar 8,964,549	Goldman Sachs International	19,227	—	19,227

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
3/31/15	Euro 5,779,394	United States Dollar 7,091,027	HSBC Bank USA, N.A.	$92,296	$—	$92,296

				$960,655	$—	$960,655

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/15	150 U.S. 2-Year Treasury Note	Short	$(32,847,656)	$(32,789,062)	$58,594
3/15	230 U.S. 5-Year Treasury Note	Short	(27,404,141)	(27,353,828)	50,313
3/15	235 U.S. 10-Year Treasury Note	Short	(29,641,211)	(29,797,266)	(156,055)

					$(47,148)

There was no written swaptions activity for the fiscal year to date ended December 31, 2014.

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$960,655	$—
Interest Rate	Financial futures contracts*	108,907	(156,055)
Interest Rate	Interest rate swaptions purchased	165,375	—
Interest Rate	Interest rate swaptions written	—	(165,375)

Total		$1,234,937	$(321,430)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Bank of America	12/29/14	1/29/15	0.38%	$61,521,722	$61,523,020
KGS Alpha Capital	12/29/14	1/30/15	0.31	55,022,832	55,023,780
KGS Alpha Capital	12/29/14	1/30/15	0.41	14,821,020	14,821,358

At December 31, 2014, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $137,037,813. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,071,939,537

Gross unrealized appreciation	$56,081,269
Gross unrealized depreciation	(82,760,072)

Net unrealized depreciation	$(26,678,803)

Restricted Securities

At December 31, 2014, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,228,994

Total Restricted Securities			$2,020,511	$3,228,994

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,107,759,996	$324,305	$1,108,084,301
Corporate Bonds & Notes	—	1,075,454,254	430,533	1,075,884,787
Foreign Government Agency Bonds	—	907,668	—	907,668
Mortgage Pass-Throughs	—	300,279,568	—	300,279,568
Collateralized Mortgage Obligations	—	212,214,554	—	212,214,554
Commercial Mortgage-Backed Securities	—	167,675,434	—	167,675,434
Asset-Backed Securities	—	48,751,455	—	48,751,455
U.S. Government Agency Obligations	—	22,856,042	—	22,856,042
U.S. Treasury Obligations	—	32,464,850	—	32,464,850
Common Stocks	384,760	1,410,627	5,685,889	7,481,276
Preferred Stocks	2,368,897	5,729,904	—	8,098,801
Closed-End Funds	19,868,581	—	—	19,868,581
Warrants	—	56,713	0	56,713
Miscellaneous	28,593	39,838	—	68,431
Interest Rate Swaptions Purchased	—	165,375	—	165,375
Short-Term Investments	—	40,402,898	—	40,402,898
Total Investments	$22,650,831	$3,016,169,176	$6,440,727	$3,045,260,734
Forward Foreign Currency Exchange Contracts	$—	$960,655	$—	$960,655
Futures Contracts	108,907	—	—	108,907
Total	$22,759,738	$3,017,129,831	$6,440,727	$3,046,330,296

Liability Description	Level 1	Level 2	Level 3*	Total
Interest Rate Swaptions Written	$—	$(165,375)	$—	$(165,375)
Futures Contracts	(156,055)	—	—	(156,055)
Total	$(156,055)	$(165,375)	$—	$(321,430)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015